Cover	Jun. 23, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Daré Bioscience, Inc. (“Daré,” “we,” “us,” or “our”) with the Securities and Exchange Commission (the “Commission”) on June 24, 2022 (the “Original Form 8-K”). Among other things, the Original Form 8-K reported that (a) we convened our annual meeting of stockholders (the “Annual Meeting”) on June 23, 2022, (b) our stockholders voted on and approved Proposals 1, 2, 3, 4, and 6, each of which is described in more detail in the Original Form 8-K and our definitive proxy statement filed with the Commission on April 29, 2022, and (c) the Annual Meeting was adjourned to July 14, 2022 solely with respect to Proposal 5 to provide additional time for stockholders to consider and vote on Proposal 5 and for us to solicit additional proxies in favor of the proposal.
Document Period End Date	Jun. 23, 2022
Entity File Number	001-36395
Entity Registrant Name	DARÉ BIOSCIENCE, INC.
Entity Central Index Key	0001401914
Entity Tax Identification Number	20-4139823
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3655 Nobel Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	926-7655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	DARE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable